Related party transactions (Tables)	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Disclosure of Balances and Turnover of Receivables and Payables with Associates and Joint Ventures Accounted For Under the Equity Method
The balances and turnover of receivables and payables with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31,
	2023	2024
Trade accounts and other receivables
Associates	447,400	464,728
Joint ventures	85,275	145,077

Total	532,674	609,805

Trade accounts and other payables
Associates	1,459,209	1,423,147
Joint ventures	695	9,668

Total	1,459,904	1,432,815

Disclosure of Related Party Transactions

	Yen in millions
	For the years ended March 31,
	2022	2023	2024
Sales revenues
Associates	1,948,681	2,821,963	3,137,067
Joint ventures	413,703	722,278	662,202

Total	2,362,384	3,544,240	3,799,268

Cost of products sold (purchases)
Associates	7,946,788	9,891,804	12,426,770
Joint ventures	308	59,703	75,042

Total	7,947,095	9,951,507	12,501,811

Disclosure of Key Management Compensation
The compensation for the directors and audit & supervisory board members of TMC is as follows:

	Yen in millions
	For the years ended March 31,
	2022	2023	2024

Base compensation	1,083	1,226	1,107
Bonus	196	397	1,054
Share compensation	772	808	1,862

Total	2,051	2,430	4,024